Related Party Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Contribution amount			$ 36,266
Soon Huat Lim [Member]
Related Party Transaction [Line Items]
Due from related party	[1]				$ 250,000
Related Party [Member]
Related Party Transaction [Line Items]
Due from related party					$ 337,920
March Twenty Four Two Thousand Twenty Six [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loan from related party		$ 717,318
Related Party Transaction, Rate
June Thirty Two Thousand Twenty Six [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate
June Thirty Two Thousand Twenty Six [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loan from related party		$ 496,294
Related Party Transaction, Rate
IPO [Member] | Soon Huat Lim [Member]
Related Party Transaction [Line Items]
Due from related party				$ 250,000

[1]	The balance represented the investment funds that this related party received on behalf of the Company during the pre-IPO financing. The Group received $250,000 due from Soon Huat Lim in March, 2024.